Property, Plant and Equipment Disclosure: Property and Equipment Consisted of The Following At August 31, 2015 and August 31, 2014 (Details) - USD ($)	Aug. 31, 2015	Aug. 31, 2014
Details
Computers and equipment	$ 97,365	$ 243,880
Truck & Trailers	9,400	9,400
Less accumulated depreciation	(169,199)	(106,576)
Property and equipment, net	$ 113,201	$ 146,704